Transmittal Letter
[Letterhead of John L. Thomas, Esq.]

September 19, 2008

U. S. Securities and Exchange Commission
100 F Street, NW
Washington, D.C.  20549

Re:	UHF Incorporated
Commission File No. 000-49729
Annual Report on Form 10-KSB/A-3

Dear Madam or Sir:

On behalf of my client, UHF Incorporated (the “Company”), enclosed for filing is my clients’ amended Annual Report on Form 10-KSB/A-3 (the “Report”).
.
My client has responded to the staff comments contained in letters dated  July 18, 2007, and August 22, 2008, by revising the disclosure found in new Item 8A(T) of Part 1 of the Report.  Exhibit 31.1 has also been revised in response to staff comments.

The Company will filed amended Quarterly Reports on Form 10-Q for the periods ending March 31, 2007 and June 31, 2007 next week.

All communications regarding the filing may be directed to the undersigned at
 (856) 234.0960.

Very Truly Yours,
/s/ John L. Thomas
encl.

cc: Ms. Raquel Howard w/o encl.